FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 16: -	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2025	2024	2023

Financial income:
Interest income	$2,053	$1,183	$2,341
Amortization/accretion of premium/discount on marketable securities, net	948	1,387	732
Gain on sales of securities	193	-	-
Exchange rate differences and other	-	-	214

Financial expenses:
Exchange rate differences and other	477	660	-
Institutions interest Expenses	73	-	72

	$2,644	$1,910	$3,215